John Hancock Asset Allocation Portfolios

Supplement to the Class A, Class B and Class C Shares Prospectus

dated May 1, 2007

John Hancock Allocation Core Portfolio

On June 5, 2007, the Trustees of John Hancock Allocation Core Portfolio (the “Portfolio”) voted to recommend that the shareholders of the Portfolio approve a tax-free reorganization of the Portfolio into John Hancock Lifestyle Balanced Portfolio (“Lifestyle Balanced Portfolio”), another John Hancock fund within the John Hancock Fund Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on September 26, 2007, the Portfolio would transfer all of its assets and liabilities to Lifestyle Balanced Portfolio in a tax-free exchange for shares of equal value of Lifestyle Balanced Portfolio. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus that are scheduled to be mailed to the Portfolio’s shareholders on or about August 10, 2007.

John Hancock Allocation Growth + Value Portfolio

On June 5, 2007, the Trustees of John Hancock Allocation Growth + Value Portfolio (the “Portfolio”) voted to recommend that the shareholders of the Portfolio approve a tax-free reorganization of the Portfolio into John Hancock Lifestyle Growth Portfolio (“Lifestyle Growth Portfolio”), another John Hancock fund within the John Hancock Fund Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on September 26, 2007, the Portfolio would transfer all of its assets and liabilities to Lifestyle Growth Portfolio in a tax-free exchange for shares of equal value of Lifestyle Growth Portfolio. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus that are scheduled to be mailed to the Portfolio’s shareholders on or about August 10, 2007.

July 2, 2007

AA0PS 7/07

John Hancock Asset Allocation Portfolios

Supplement to the Class R1 Shares Prospectus

dated May 1, 2007

John Hancock Allocation Core Portfolio

On June 5, 2007, the Trustees of John Hancock Allocation Core Portfolio (the “Portfolio”) voted to recommend that the shareholders of the Portfolio approve a tax-free reorganization of the Portfolio into John Hancock Lifestyle Balanced Portfolio (“Lifestyle Balanced Portfolio”), another John Hancock fund within the John Hancock Fund Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on September 26, 2007, the Portfolio would transfer all of its assets and liabilities to Lifestyle Balanced Portfolio in a tax-free exchange for shares of equal value of Lifestyle Balanced Portfolio. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus that are scheduled to be mailed to the Portfolio’s shareholders on or about August 10, 2007.

John Hancock Allocation Growth + Value Portfolio

On June 5, 2007, the Trustees of John Hancock Allocation Growth + Value Portfolio (the “Portfolio”) voted to recommend that the shareholders of the Portfolio approve a tax-free reorganization of the Portfolio into John Hancock Lifestyle Growth Portfolio (“Lifestyle Growth Portfolio”), another John Hancock fund within the John Hancock Fund Complex, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on September 26, 2007, the Portfolio would transfer all of its assets and liabilities to Lifestyle Growth Portfolio in a tax-free exchange for shares of equal value of Lifestyle Growth Portfolio. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus that are scheduled to be mailed to the Portfolio’s shareholders on or about August 10, 2007.

July 2, 2007

AARPS 7/07